Intangible Assets and Impairment and Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Note 5 — Intangible Assets and Impairment and Goodwill

Intangible assets as of December 31, 2016 and 2015 consist of the following:

	Bad Debt Guarantee	Non- Compete Agreement	Profit Interest Agreement	Total
Finite-lived intangible assets:
Gross carrying amounts
Balance as of January 1, 2015	$606,498	$1,823,778	$161,644,338	$164,074,614
Foreign currency translation	251	753	66,737	67,741
Balance as of December 31, 2015	606,749	1,824,531	161,711,075	164,142,355
Foreign currency translation	(680)	(2,045)	(181,311)	(184,036)

Balance as of December 31, 2016	606,069	1,822,486	161,529,764	163,958,319

Accumulated amortization
Balance as of January 1, 2015	448,069	501,545	41,156,352	42,105,966
Amortization expense	127,317	176,329	16,065,821	16,369,467
Foreign currency translation	215	248	20,722	21,185
Balance as of December 31, 2015	575,601	678,122	57,242,895	58,496,618
Amortization expense	31,080	87,993	8,017,296	8,136,369
Impairment	-	1,055,923	96,223,594	97,279,517
Foreign currency translation	(612)	448	45,979	45,815

Balance as of December 31, 2016	606,069	1,822,486	161,529,764	163,958,319
Total finite-lived intangible assets	$-	$-	$-	$-

Amortization expense for the years ended December 31, 2016, 2015 and 2014 was approximately $8,136,000, $16,369,000 and $16,365,000, respectively.

During the second quarter of 2016, the Company reassessed the outlook of King’s Gaming, Bao Li Gaming and Oriental VIP room, and evaluated the potential impairment of intangible assets from the acquisitions of King’s Gaming, Bao Li Gaming and Oriental VIP room. The results of operations from the acquired junket agents’ network resources were not consistent with our expectations and forecasts for three months ended June 30, 2016. The continuing significant decline in the rolling chips turnover and profit margin during the six month period in 2016 are reflective of a long-term slowdown in our Macau VIP gaming business. In addition, the DICJ banned the proxy betting effective on May 9, 2016 which resulted in the lower operating results and future expectations.  This policy lead to change the preference and playing pattern of the customers/players which resulted in shifting the gaming revenue outside of Macau. This eventually lead to significantly declined in rolling chips turnover and profit margin of the Company.

With the expiration of the earnout arrangement with Bao Li Gaming and Oriental VIP room on December 31, 2015 and June 30, 2016, respectively, and continuing slowdown of VIP gaming business in Macau, the responsible officers have less incentive to continue to develop the agent network in Macau and can terminate the employment agreement anytime with the Company by providing one month advanced written notice. The non-compete agreement contains a 10 year restricted period from the termination of the employment agreement, however, the restriction of non-compete activities does not extend to the jurisdictions where the Company does not have business in (e.g. Philippines, Vietnam, Saipan, etc.). Recently, the Company decided to terminate Gaming Representative Agreements and Collaborator Agreement with four Casinos and closed four VIP rooms in the third quarter of 2016 as a cost-cutting measure of the Group.

Based on abovementioned triggering events and result of assessments, the Company reviewed its intangible assets for impairment by performing a test of recoverability in accordance with FASB ASC 360. The sum of the estimated undiscounted cash flows were below the carrying value of the intangible assets. The cash flows forecast prepared by the Company included assumptions for revenue, gross margin, operating expenses and discount rate. The Company measured the amount of impairment by which the carrying amount of the intangible assets, non-compete agreement and profit interest agreement, exceeded their estimated fair values determined by the estimated future discounted cash flows. The impairment loss of $97,279,517 is recorded as a component of “Expenses” included in loss from continuing operations in the second quarter of 2016. The Company categorized this fair value determination as Level 3 (unobservable) in the fair value hierarchy. The Company based its fair value estimates on assumptions it believes to be reasonable but that are unpredictable and inherently uncertain. Actual future results related to assumed variables could differ from these estimates.

Goodwill

Changes in the carrying value of goodwill are as follows:

	December 31, 2016	December 31, 2015
Goodwill, gross	$-	$17,753,907
Foreign currency translation	-	3,206
Accumulated impairment loss	-	(17,757,113)
Total Goodwill, net	$-	$-

For the quarter ended June 30, 2015, the Company concluded there was indicator of potential goodwill impairment due to the impact of the significant decline in the Macau VIP gaming promotion business. As a result of identifying indicator of impairment, the Company performed an impairment test of goodwill as of June 30, 2015.

In performing Step 1 of the impairment test, the Company estimated the fair value of the reporting unit using a combination of the income approach and market-based valuation methodologies with greater emphasis placed on the income approach, for purpose of estimating the total enterprise value for the Company.

Under the income approach which is based on probability-weighted discounted cash flow (“DCF”) technique, forecasted net cash flow (“NCF”) of the business was developed and then discounted to the present value at a discount rate commensurate with the risks involved in the ultimate realization of those returns.  This income approach employs the following key projection estimates: (i) rolling chip turnover (“RCT”) and/or expected growth rates in RCT; (ii) win rates; (iii) operating costs and operating profit; (iv) NCF; (v) the expiration date of the concession and sub-concession agreements for the right to operate casinos in Macau; and (vi) the determination of an appropriate discount rate (i.e., a rate of return) based on the reporting unit’s deemed weighted average cost of capital (“WACC”).  The WACC considers observable market rates and yields and comparable company return data.  As the name implies, probability-weighted DCF analysis involves the development of several forecasted NCF scenarios that are then probability-weighted to yield an overall indication of reporting unit value. Assumptions used in DCF analysis give consideration to historical financial and operating data, various internal estimates, and economic and market data as derived from a variety of external sources.  These estimates are developed as part of the Company’s routine short-term management procedures and long-range strategic planning process. In addition, the Company tested the reasonableness of the assumption inputs and outcomes of its DCF analysis against available comparable market data.

Under the market approach, the fair value of the reporting unit is derived by reference to the Company’s market capitalization at the valuation date.

The Step 1 analysis indicated that the carrying value of the reporting unit exceeded its estimated fair value, requiring the Company to perform Step 2 to measure the amount of impairment loss, if any.

Under Step 2, the fair value of all of the reporting unit’s assets and liabilities were estimated for the purpose of deriving an estimate of the implied fair value of goodwill. This test resulted in a non-cash, goodwill impairment charge of $17,757,113, which was recognized during the year ended December 31, 2015.

Determining the fair value of a reporting unit is highly judgmental in nature and involves the use of significant estimates and assumptions. The Company’s fair value estimates for purposes of determining the goodwill impairment charge are considered Level 3 fair value measurements. The Company based its fair value estimates on assumptions it believes to be reasonable but that are unpredictable and inherently uncertain. Actual future results related to assumed variables could differ from these estimates.